Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventory [Abstract]
Raw materials and supplies	$ 5,360,680	$ 107,939
Work-in-process	756,896	0
Finished goods	888,054	0
Total	7,005,630	107,939
Provision for slow moving inventory	(47,854)	0
Total	6,957,776	$ 107,939
Changes in provision for slow moving inventory [Roll Forward]
Balance at beginning of year	0
Assumed at business combination	(50,000)
Exchange differences	2,146
Balance at end of year	$ (47,854)